FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 USD ($) Customer	Mar. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash, FDIC insured limits	$ 34,900	$ 18,100
Number of customers | Customer	0	0
Allowance for doubtful accounts	$ 5,884	$ 4,941	$ 5,338
Wrote off bad debts	$ 6,600	$ 9,300
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivable contracts Term	60 months	60 months
Number of days process in place to collect receivables	60 days
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of days process in place to collect receivables	30 days
Senior Secured Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable, fair value	$ 383,200		353,300
Notes payable, carrying value	$ 392,800		$ 365,100
Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable, fair value		$ 162,500
Notes payable, carrying value		$ 173,600